Remuneration System for the Management Board and Employees of the Group - 2015 Long Term Incentive Plan - Additional Information (Detail)					12 Months Ended
	Oct. 14, 2019 shares	Apr. 01, 2019 shares	Apr. 01, 2015 Beneficiary	Apr. 01, 2014 Beneficiary	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period					4 years
Number of shares granted		14,283
Performance criteria fulfillment standards | Beneficiary				1.0
Share based payment expense | €					€ 6,654,000	€ 5,585,000	€ 4,975,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted					9,347
2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period					4 years
2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	52,328
Performance criteria fulfillment standards | Beneficiary			1
Management board [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	19,815
Share based payment expense | €					€ 6,714	€ 109,511	€ 201,608
Senior management [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	18,798
Former members of management board and senior management group [member] | 2015 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	13,715
Top of range [member] | 2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of increase in performance shares vested			100.00%
Performance criteria fulfillment percentage			200.00%
Bottom of range [member] | 2015 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage			94.00%